Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, at federal statutory income tax rate (in percentage)	12.50%	12.50%	12.50%
Income before income taxes	$ 560	$ 1,138	$ 1,426
Income before income taxes multiplied by the statutory income tax rate	70	142	178
Income subject to different rates of tax	104	171	197
Change related to outside basis difference in foreign subsidiaries	9	8	17
Change in valuation allowance	14	(1)	32
Uncertain tax positions	10	12	10
U.S. state and local taxes	(10)	0	0
Ireland non-deductible interest	12	11	4
Non-deductible U.S. executive compensation	12	0	0
Non-deductible transaction costs	21	11	0
Other items	(1)	(42)	(47)
Total income tax expense	$ 241	$ 312	$ 391